RESERVES - MOVEMENTS OF OTHER COMPREHENSIVE INCOME OF THE GROUP (Details) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($) [1]
Disclosure of movements of other comprehensive income [line items]
Beginning of the year	¥ 2,825,593
Addition due to fair value changes on available-for-sale investments	242,588	$ 37,285
Addition due to deferred liabilities related to fair value changes on available-for-sale investments	(60,647)	(9,321)
End of the year	3,109,516	$ 477,924
Accumulated other comprehensive income [member]
Disclosure of movements of other comprehensive income [line items]
End of the year	¥ 181,941

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.